U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F
                           COVER PAGE

Report for the Calendar Year or Quarter Ended September 28, 2007

Check here if Amendment [  ]: Amendment Number
     This Amendment (check only one):   [  ]  is a restatement.
                                   	[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EquiTrust Investment Management Services, Inc.
Address:  5400 University Avenue  West Des Moines  Iowa   50266-5997

Form 13F File Number:    28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dennis M. Marker
Title:    President
Phone:    (515) 225-5522

Signature, Place and Date of Signing:

/s/ Dennis M. Marker        West Des Moines, IA      11/13/2007
Signature                   City, State              Date

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in the report.
[  ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATIONS REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None
                            FORM 13F
                          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 215
Form 13F Information Table Value Total: $614,161

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

						            FORM 13F
                                                                         Item 6:Inv Discretion


             Item 1:              Item 2:  Item 3:   Item 4:    Item 5:  (a)Sole(b)Shared(c)Shared Item 7:     Item 8:
                                   Title              Total                      as def.   Other          Voting Auth (Shares)
         Name of Issuer          of Class   Cusip   Mktvalue    Shares           Instr.V            Mgrs (a)Sole (b)Shared (c)None
ADC TELECOMMUNICATIONS           COM      000886309       879      44,833   x                               x
AT&T INC                         COM      00206R102     3,439      81,276   x                               x
ABBOTT LABORATORIES              COM      002824100     4,959      92,483   x                               x
ABITIBI CONSOLIDATED INC         COM      003924107       837     478,390   x                               x
ADAMS EXPRESS COMPANY            MF       006212104     1,598     106,877   x                               x
ADAPTEC INC                      COM      00651F108       426     111,500   x                               x
AGILENT TECHNOLOGIES INC         COM      00846U101       708      19,210   x                               x
ALCOA INC                        COM      013817101     1,988      50,807   x                               x
ALLSTATE CORP                    COM      020002101     1,266      22,130   x                               x
ALTRIA GROUP INC                 COM      02209S103     5,723      82,313   x                               x
AMERICAN EXPRESS COMPANY         COM      025816109     5,219      87,900   x                               x
AMERICAN INT'L GROUP INC         COM      026874107     6,469      95,627   x                               x
AMERIPRISE FINANCIAL INC         COM      03076C106     1,610      25,514   x                               x
AMGEN INC                        COM      031162100     2,821      49,867   x                               x
ANADARKO PETROLEUM CORP          COM      032511107     2,113      39,315   x                               x
ANHEUSER-BUSCH COS               COM      035229103     2,847      56,953   x                               x
APACHE CORP                      COM      037411105     2,090      23,210   x                               x
APPLIED MATERIALS INC.           COM      038222105       823      39,775   x                               x
ATMOS ENERGY                     COM      049560105     2,445      86,347   x                               x
BJ SERVICES CO                   COM      055482103       653      24,595   x                               x
BP PLC                           COM      055622104     1,832      26,415   x                               x
BAKER HUGHES INC                 COM      057224107     2,257      24,980   x                               x
BANK OF AMERICA                  COM      060505104     7,966     158,468   x                               x
BANK OF AMERICA                  PFD      060505831     1,475      60,000   x                               x
BANK OF NEW YORK MELLON CORP     COM      064058100     2,551      57,795   x                               x
BARCLAYS BANK PLC                PFD      06738C794     1,326      27,785   x                               x
BARRICK GOLD CORP                COM      067901108     5,840     144,981   x                               x
BECTON DICKINSON & CO.           COM      075887109     2,596      31,635   x                               x
BED BATH & BEYOND INC            COM      075896100       616      18,050   x                               x
BELO CORPORATION                 COM      080555105     1,048      60,390   x                               x
BLACKROCK PROVIDENT T-FUND       MF       09248U718     6,427   6,427,179   x                               x
BOEING COMPANY                   COM      097023105     4,739      45,138   x                               x
BOSTON SCIENTIFIC                COM      101137107       165      11,815   x                               x
BRISTOL-MYERS SQUIBB CO          COM      110122108     1,770      61,422   x                               x
CBS CORP                         COM      124857202       639      20,279   x                               x
CIT GROUP INC                    PFD      125581306       979      10,000   x                               x
CMS ENERGY CORP                  COM      125896100     1,104      65,650   x                               x
CATERPILLAR INC                  COM      149123101     3,688      47,028   x                               x
CHEVRON CORP                     COM      166764100     8,517      91,008   x                               x
PROMEGA CORPORATION              COM      17109Z$31       276       2,683   x                               x
CISCO SYSTEMS INC                COM      17275R102     6,781     204,809   x                               x
CINTAS CORP                      COM      172908105     2,252      60,700   x                               x
CITIGROUP INC                    COM      172967101     7,538     161,509   x                               x
COCA-COLA COMPANY                COM      191216100     5,656      98,423   x                               x
COCA COLA ENTERPRISES            COM      191219104     1,019      42,065   x                               x
COLGATE PALMOLIVE CO             COM      194162103     2,472      34,660   x                               x
COMCAST CORP                     COM      20030N101     2,944     121,745   x                               x
COMPUWARE CORP                   COM      205638109       369      46,000   x                               x
CONOCOPHILLIPS                   COM      20825C104     4,229      48,178   x                               x
DANAHER CORP                     COM      235851102       447       5,400   x                               x
DARLING INTERNATIONAL INC        COM      237266101    11,379   1,150,559   x                               x
DELL INC                         COM      24702R101     1,440      52,168   x                               x
DEVON ENERGY CORP                COM      25179M103     1,637      19,680   x                               x
DISNEY (WALT) COMPANY            COM      254687106     2,083      60,564   x                               x
RR DONNELLEY & SONS CO           COM      257867101     1,333      36,455   x                               x
DOW CHEMICAL                     COM      260543103     2,084      48,408   x                               x
DU PONT (E.I.) DE NEMOURS        COM      263534109     4,254      85,844   x                               x
ECI TELECOM LTD                  COM      268258100       299      30,000   x                               x
EMC CORP                         COM      268648102     3,846     184,903   x                               x
EBAY INC                         COM      278642103     1,060      27,165   x                               x
ELECTRONIC DATA SYSTEMS CORP     COM      285661104       590      27,000   x                               x
EMERSON ELECTRIC                 COM      291011104       639      12,000   x                               x
ENTERGY MISSISSISPPI INC         PFD      29364N850     1,247      50,000   x                               x
EQUITRUST SERIES FUND, INC       MF       294937701     2,088     123,716   x                               x
EQUITRUST SERIES FUND, INC       MF       294937800       200      19,480   x                               x
EQUITRUST SERIES FUND, INC       MF       294937867     2,411   2,411,336   x                               x
EQUITRUST SERIES FUND, INC       MF       294937875       187      11,670   x                               x
EQUITRUST SERIES FUND, INC       MF       294937883     1,057     111,490   x                               x
EQUITRUST MONEY MARKET FUND      MF       294938105       787     786,732   x                               x
EVERGREEN INST TREAS MMKT-IV     MF       299920439        25      25,301   x                               x
EXCEL TECHNOLOGY INC             COM      30067T103       447      17,900   x                               x
EXELON CORP                      COM      30161N101     3,047      40,438   x                               x
EXXON MOBIL CORPORATION          COM      30231G102    10,655     115,119   x                               x
FED HOME LOAN MTG CORP           COM      313400301       856      14,500   x                               x
FEDERAL NATIONAL MTG ASSN        COM      313586109     1,439      23,671   x                               x
FEDERAL NATIONAL MTG ASSN        PFD      313586794     2,346      45,000   x                               x
FEDERAL SIGNAL CORP              COM      313855108     1,332      86,700   x                               x
ARTHUR J GALLAGHER & CO          COM      363576109     1,559      53,800   x                               x
GENENTECH INC                    COM      368710406       804      10,300   x                               x
GENERAL ELECTRIC COMPANY         COM      369604103    19,576     472,850   x                               x
GENERAL MILLS INC                COM      370334104       477       8,230   x                               x
GENERAL MOTORS CORPORATION       COM      370442105     1,007      27,449   x                               x
GENWORTH FINANCIAL INC           PFD      37247D403       980      20,000   x                               x
GLAXOSMITHKLINE PLC-ADR          COM      37733W105     1,183      22,245   x                               x
H & Q LIFE SCIENCES              MF       404053100     1,468     108,529   x                               x
HEALTH MGMT ASSOCIATES INC       COM      421933102       978     140,945   x                               x
HELMERICH & PAYNE                COM      423452101       994      30,280   x                               x
HEWLETT-PACKARD CO.              COM      428236103     4,682      94,027   x                               x
HONEYWELL INTERNATIONAL INC      COM      438516106     6,990     117,536   x                               x
ITT CORP                         COM      450911102     2,757      40,580   x                               x
ILLINOIS TOOL WORKS              COM      452308109     2,421      40,600   x                               x
INTEL CORP                       COM      458140100     4,053     156,712   x                               x
INTEGRYS ENERGY                  COM      45822P105       456       8,900   x                               x
INT'L BUSINESS MACHINES CORP     COM      459200101     2,872      24,378   x                               x
INTERSTATE P&L CO                PFD      461070872     5,450     178,700   x                               x
INTUIT INC                       COM      461202103       791      26,100   x                               x
ISHARES                          COM      464286848       726      50,600   x                               x
ISHARES                          MF       464287200       252       1,645   x                               x
ISHARES                          MF       464287234     3,283      21,965   x                               x
ISHARES                          COM      464287309     2,505      35,202   x                               x
ISHARES                          MF       464287408     2,412      29,613   x                               x
ISHARES                          MF       464287465     6,650      80,521   x                               x
ISHARES                          MF       464287564     2,716      29,130   x                               x
ISHARES                          MF       464287598     6,092      70,880   x                               x
ISHARES                          MF       464287606     1,163      12,858   x                               x
ISHARES                          MF       464287614     5,061      81,985   x                               x
ISHARES                          MF       464287630     7,302      94,915   x                               x
ISHARES                          MF       464287648     2,894      33,995   x                               x
ISHARES                          MF       464287705     1,084      12,899   x                               x
ISHARES                          MF       464287879     1,058      14,021   x                               x
ISHARES                          MF       464287887     1,167       8,144   x                               x
ISHARES                          MF       464288869       913      15,827   x                               x
JDS UNIPHASE CORP                COM      46612J507       429      28,650   x                               x
JP MORGAN CHASE & CO             COM      46625H100     3,560      77,690   x                               x
JANUS GROWTH & INCOME FUND       MF       471023200     1,769      41,541   x                               x
JOHNSON & JOHNSON                COM      478160104    11,132     169,441   x                               x
JPMORGAN US TREAS PL MMK-AG      MF       4812C2$J1    28,648  28,648,086   x                               x
JPMORGAN US TREAS PL MMK-AG      MF       4812C2742    53,114  53,114,442   x                               x
KV PHARMACEUTICAL CO - CLASS A   COM      482740206     1,496      52,300   x                               x
KAMAN CORP                       COM      483548103       207       6,000   x                               x
KIMBERLY-CLARK                   COM      494368103     3,384      48,170   x                               x
KINDER MORGAN MANAGEMENT LLC     COM      49455U100     1,869      39,979   x                               x
KRAFT FOODS INC                  COM      50075N104     1,966      56,960   x                               x
KROGER CO                        COM      501044101       741      25,985   x                               x
LIFEPOINT HOSPITALS INC          COM      53219L109       976      32,538   x                               x
LILLY (ELI) & CO                 COM      532457108     1,706      29,969   x                               x
LOWE'S COMPANIES                 COM      548661107     1,415      50,510   x                               x
MBIA INC                         COM      55262C100       692      11,334   x                               x
MCDONALDS CORPORATION            COM      580135101     3,566      65,459   x                               x
MEDTRONIC INC                    COM      585055106     1,827      32,395   x                               x
MERCK & CO INC                   COM      589331107     2,546      49,258   x                               x
MERIDIAN GROWTH FUND INC         MF       589619105     2,150      50,241   x                               x
METLIFE INC                      COM      59156R108     2,343      33,605   x                               x
METLIFE INC                      PFD      59156R504     1,515      60,000   x                               x
MICROSOFT CORP                   COM      594918104     7,517     255,144   x                               x
MONEY MARKET OBLIGATIONS         MF       60934N203       655     654,860   x                               x
MOTOROLA INC                     COM      620076109     1,145      61,799   x                               x
MYLAN INC                        COM      628530107       652      40,825   x                               x
NATIONAL CITY CORP               COM      635405103       754      30,055   x                               x
NATIONAL WESTMINSTER BANK        PFD      638539AG1     5,009   5,000,000   x                               x
NEW YORK COMMUNITY BANCORP       COM      649445103     2,241     117,655   x                               x
NEWMONT MINING CORP              COM      651639106     2,335      52,195   x                               x
NEWS CORP INC                    COM      65248E104       890      40,485   x                               x
NORTHERN INSTL                   MF       665278$PW       236     236,112   x                               x
NORTHERN INSTL                   MF       665278107     1,743   1,742,552   x                               x
NOVARTIS AG-ADR                  COM      66987V109     1,445      26,300   x                               x
OCCIDENTAL PETROLEUM CO          COM      674599105     3,228      50,375   x                               x
ORACLE CORPORATION               COM      68389X105     3,318     153,246   x                               x
PEPSICO INC                      COM      713448108     4,860      66,345   x                               x
PFIZER INC                       COM      717081103     8,169     334,365   x                               x
PINNACLE WEST CAPITAL            COM      723484101     2,193      55,515   x                               x
PRESTON CORP                     DEB CONV 741130AA6       297     306,000   x                               x
T ROWE PRICE GROWTH STOCK FUND   MF       741479109     1,757      49,460   x                               x
PRINCIPAL FINANCIAL GROUP        PFD      74251V201     9,922     100,000   x                               x
PRINCIPAL FINANCIAL GROUP        PFD      74251V300     5,366     200,000   x                               x
PROCTER AND GAMBLE CO.           COM      742718109     8,062     114,613   x                               x
QUALCOMM INC                     COM      747525103       414       9,785   x                               x
REGIONS TREASURY MONEY MARKET    MF       75913Q878        50      50,242   x                               x
REGIONS FINANCIAL CORP           COM      7591EP100     1,281      43,458   x                               x
ROWAN COMPANIES INC              COM      779382100     1,966      53,755   x                               x
SG PREFERRED CAPITAL II          PFD      784210304     2,346       2,500   x                               x
SLM CORP                         COM      78442P106       829      16,700   x                               x
STANDARD AND POORS 500 INDEX     COM      78462F103     7,279      47,705   x                               x
SPDR DJ WILSHIRE INTL            MF       78463X863       804      12,521   x                               x
DJ WILSHIRE REIT ETF             MF       78464A607     1,055      12,991   x                               x
SAFECO CORP                      COM      786429100       898      14,661   x                               x
SAN DIEGO GAS & ELECTRIC         PFD      797440831       414      16,500   x                               x
SCHERING-PLOUGH                  COM      806605101     1,918      60,625   x                               x
SOLECTRON CORP                   COM      834182107       208      53,300   x                               x
SOUTHERN CALIFORNIA EDISON       PFD      842400749       517       5,000   x                               x
SOUTHERN CALIFORNIA EDISON       PFD      842400756     1,515      15,000   x                               x
SOUTHERN CO                      COM      842587107     1,292      35,604   x                               x
SOVEREIGN CAPITAL TR V           PFD      84604V204     1,008      40,000   x                               x
SPRINT NEXTEL CORP               COM      852061100     2,702     142,207   x                               x
STRYKER CORP                     COM      863667101     1,877      27,295   x                               x
SYMANTEC CORP                    COM      871503108     1,232      63,585   x                               x
SYSCO CORP                       COM      871829107     1,791      50,325   x                               x
TARGET CORP                      COM      87612E106     3,656      57,505   x                               x
TEVA PHARMACEUTICAL-SP ADR       COM      881624209     2,489      55,979   x                               x
TEXAS INSTRUMENT                 COM      882508104     1,499      40,969   x                               x
THERMO FISHER SCIENTIFIC INC     COM      883556102     2,778      48,130   x                               x
3M CO                            COM      88579Y101     8,496      90,793   x                               x
TIME WARNER INC                  COM      887317105     2,659     144,844   x                               x
TORTOISE ENERGY CAPITAL CORP     COM      89147U100     1,859      70,596   x                               x
TRIBUNE CO                       COM      896047107       285      10,450   x                               x
U S BANCORP                      COM      902973304     1,290      39,652   x                               x
UNION PACIFIC CORP               COM      907818108       780       6,895   x                               x
UNITED PARCEL SERVICE -CL B      COM      911312106     1,728      23,015   x                               x
UNITED TECHNOLOGIES CORP.        COM      913017109     5,406      67,172   x                               x
USB CAPITAL IX                   PFD      91731KAA8     2,001   2,000,000   x                               x
VANGUARD TOTAL INT'L INDEX       MF       921909602       587      28,421   x                               x
VANGUARD EXPLORER FUND           MF       921926200     1,899      24,896   x                               x
VANGUARD WINDSOR II              MF       922018304     2,966      44,628   x                               x
VANGUARD GNMA FUND - INV         MF       922031307       103      10,103   x                               x
VANGUARD EMERGING MKT            MF       922042841     3,732      86,518   x                               x
VANGUARD EMERGING MKT            MF       922042858     1,005       9,688   x                               x
VERIZON COMMUNICATIONS           COM      92343V104     4,509     101,826   x                               x
VIACOM INC                       COM      92553P201       790      20,279   x                               x
WACHOVIA PFD FUNDING             PFD      92977V206       937      36,000   x                               x
WACHOVIA CORP                    COM      929903102     3,988      79,530   x                               x
WAL-MART STORES                  COM      931142103     5,905     135,277   x                               x
WALGREEN CO                      COM      931422109     2,367      50,100   x                               x
WASATCH SMALL CAP GROWTH FD      MF       936772102     1,901      47,398   x                               x
WELLPOINT INC                    COM      94973V107     1,408      17,840   x                               x
WELLS FARGO CO                   COM      949746101     2,334      65,520   x                               x
WERNER ENTERPRISES INC           COM      950755108       379      22,080   x                               x
WEYERHAEUSER CO                  COM      962166104       760      10,506   x                               x
WISDOMTREE INTL                  MF       97717W760       635       9,089   x                               x
WYETH                            COM      983024100       710      15,945   x                               x
XCEL ENERGY INC                  COM      98389B100     1,745      81,030   x                               x
ZIMMER HOLDINGS INC              COM      98956P102     1,527      18,850   x                               x
HELEN OF TROY LTD                COM      G4388N106       869      45,000   x                               x
INGERSOLL-RAND CO-A              COM      G4776G101     2,788      51,190   x                               x
NOBLE CORP                       COM      G65422100     1,016      20,715   x                               x
WEATHERFORD INTL INC             COM      G95089101     2,154      32,070   x                               x
                                                      614,161